Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Accounts payable	¥ 10,083	¥ 3,725
Advances from customers	485,878	845,966
Income taxes Payable	56,861	26,051
Accrued liabilities and other current liabilities	1,707,289	1,460,025
Amounts due to related parties	95,457	79,032
Lease liabilities	29,227	31,878
Lease liabilities	57,620	70,110
Deferred revenue	178,144	164,913
Deferred tax liabilities	13,350
Accounts receivable, allowance for credit losses, current	4,449	922
Amounts due from related parties, allowance for credit losses, current	299	0
Prepayments and other current assets, allowance for credit losses, current	324	0
Variable Interest Entity (VIE) [Member]
Accounts payable	4,706	1,057
Advances from customers	473,492	842,355
Income taxes Payable	53,317	20,397
Accrued liabilities and other current liabilities	492,164	989,274
Amounts due to related parties	31,791	77,169
Lease liabilities	757	5,418
Lease liabilities	0	4,800
Deferred revenue	178,144	164,913
Deferred tax liabilities	¥ 540
Common Class A [Member]
Common stock, shares authorized | shares	750,000,000	750,000,000
Common stock, shares issued | shares	83,490,841	67,101,314
Common stock, shares outstanding | shares	83,490,841	67,101,314
Common Class B [Member]
Common stock, shares authorized | shares	200,000,000	200,000,000
Common stock, shares issued | shares	152,357,321	152,357,321
Common stock, shares outstanding | shares	152,357,321	152,357,321